Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial risk management objectives and policies - Interest rate risk
	Increase/(Decrease) in basis points	Effect on income / (loss)

2022
$ Libor/SOFR	+15	(55)
	-20	73
2021
$ Libor	+15	(52)
	-20	69
2020
$ Libor	+15	(57)
	-20	75

Financial risk management objectives and policies - Foreign currency risk
	Change in rate	Effect on income / (loss)

2022	+10%	(573)
	-10%	573

2021	+10%	(478)
	-10%	478

2020	+10%	(258)
	-10%	258

Financial risk management objectives and policies - Concentration of credit risk table
	2022	%	2021	%	2020	%
A	6,606	11%	—	—	—	—
B	6,548	11%	—	—	—	—
C	—	—	7,726	18%	—	—
D	—	—	4,571	11%	—	—
Other	48,236	78%	30,914	71%	11,753	100%
Total	61,390	100%	43,211	100%	11,753	100%

Financial risk management objectives and policies - Liquidity risk

Year ended December 31, 2022	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
Long-term debt	2,495	7,266	43,816	—	53,577
Lease liabilities	80	241	188	—	509
Accrued liabilities and other payables	5,814	—	—	—	5,814
Trade accounts payables	3,548	—	—	—	3,548
Total	11,937	7,507	44,004	—	63,448

Year ended December 31, 2021	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
Long-term debt	1,566	4,614	29,325	—	35,505
Lease liabilities	92	275	585	—	952
Accrued liabilities and other payables	3,497	—	—	—	3,497
Trade accounts payables	1,100	—	—	—	1,100
Current portion of fair value of derivative financial instruments	23	69	—	—	92
Total	6,278	4,958	29,910	—	41,146